Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to (Lost by) CEO ($)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (Loss) ($)	Adjusted EBITDA ($)
2023	$5,547,463	$20,110,631	$1,951,847	$5,667,806	$81.05	$168.12	$34,342	$731,965
2022	$3,293,971	$(917,779)	$1,200,340	$150,606	$25.63	$140.02	$72,953	$656,419
2021	$3,258,862	$5,158,789	$1,199,495	$1,698,313	$61.02	$165.47	$111,910	$785,421
2020	$3,353,359	$(204,845)	$1,074,101	$219,131	$62.59	$130.86	$(8,515)	$694,489
(b)	The amounts in this column represents the total compensation of our chief executive officer (“CEO”), Russell A. Childs, for each of the fiscal years ended December 31, 2020, 2021, 2022 and 2023, as reported in the Summary Compensation Table included in the Executive Compensation section of this Proxy Statement. Mr. Childs was our principal executive officer for each of these years.
(c)	The amounts in this column represents the total compensation actually paid to (lost by) the CEO for the years indicated, adjusting the total compensation from column (b) by the amounts in the “Adjustments” table below.
(d)	The amounts in this column represents the average total compensation of our Named Executives, excluding the CEO (the “Non-CEO NEOs”), Robert J. Simmons, Wade J. Steel, Greg S. Wooley and Eric J. Woodward, for each of the fiscal years ended December 31, 2020, 2021, 2022 and 2023, as reported in the Summary Compensation Table of the proxy statement filed in the applicable year.
(e)	The amounts in this column represents the average total compensation actually paid to the Non-CEO NEOs for the years indicated, adjusting the total compensation from column (d) by the amounts in the “Adjustments” table below.
(f)	The total shareholder return shows the cumulative total shareholder return on our common stock through the last day of each fiscal year reflected in the table above, assuming an initial investment of $100.00 on December 31, 2019, with dividends reinvested.
(g)	The peer group total shareholder return shows the cumulative total shareholder return of the Nasdaq Stock Market Transportation Index through the last day of each fiscal year reflected in the table above, assuming an initial investment of $100.00 on December 31, 2019, with dividends reinvested.
(h)	The amounts in this column represent the Company’s net income (loss) for the indicated years as reported in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission.
(i)	Although we use numerous financial performance measures for the purpose of evaluating Company performance for the compensation of the Named Executives, we have determined that adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link Company performance and Named Executive compensation for the most recently completed fiscal year. The amounts in this column represent the Company’s adjusted EBITDA for the indicated years. (Adjusted EBTIDA is a non-GAAP measure. See Appendix A to this proxy statement on page 90 for a reconciliation of adjusted EBITDA for each of the fiscal years ending December 31, 2020, 2021, 2022 and 2023 to the most directly comparable financial measure for each such year prepared in accordance with GAAP.)

Company Selected Measure Name			adjusted EBITDA
Named Executive Officers, Footnote
(b)	The amounts in this column represents the total compensation of our chief executive officer (“CEO”), Russell A. Childs, for each of the fiscal years ended December 31, 2020, 2021, 2022 and 2023, as reported in the Summary Compensation Table included in the Executive Compensation section of this Proxy Statement. Mr. Childs was our principal executive officer for each of these years.
(d)	The amounts in this column represents the average total compensation of our Named Executives, excluding the CEO (the “Non-CEO NEOs”), Robert J. Simmons, Wade J. Steel, Greg S. Wooley and Eric J. Woodward, for each of the fiscal years ended December 31, 2020, 2021, 2022 and 2023, as reported in the Summary Compensation Table of the proxy statement filed in the applicable year.

Peer Group Issuers, Footnote
(g)	The peer group total shareholder return shows the cumulative total shareholder return of the Nasdaq Stock Market Transportation Index through the last day of each fiscal year reflected in the table above, assuming an initial investment of $100.00 on December 31, 2019, with dividends reinvested.

PEO Total Compensation Amount			$ 5,547,463	$ 3,293,971	$ 3,258,862	$ 3,353,359
PEO Actually Paid Compensation Amount			$ 20,110,631	(917,779)	5,158,789	(204,845)
Adjustment To PEO Compensation, Footnote

The table below summarizes the adjustments made to the total compensation as reported in the Summary Compensation Table included in the Executive Compensation section of this Proxy Statement to determine the total actual compensation paid to the CEO and average Non-CEO NEOs for the years indicated as reported in the table above.

	2023
Adjustments To Total Compensation	CEO	Average Non-CEO NEOs
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for year indicated	$(2,300,000)	$(587,000)
Increase based on ASC 718 Fair Value of awards granted during year indicated that remain unvested as of the end of the indicated year (1)	9,656,269	2,464,434
Increase for awards granted during prior year(s) that were outstanding and unvested as of end of the indicated year, determined based on change in ASC 718 Fair Value from the end of the prior year to the end of the indicated year (1)	4,431,880	1,131,074
Increase for awards granted during a prior year that vested during the indicated year, determined based on change in ASC 718 Fair Value from the end of the prior year to the vesting date (2)	2,775,019	707,451
Total adjustments	$14,563,168	$3,715,959
(1)	The fair value of the unvested performance share awards at the end of each fiscal year reflected in the table above is determined using the Company’s estimated achievement of the performance objectives at the end of the indicated year. The Company’s assumption for the each of the performance share grants in the year indicated is shown in the table below.

	Performance Period
Performance Share Performance Assumptions	2022	2023	2024	2025
2023 Performance Share Grant	—	250%	100%	100%
2022 Performance Share Grant	250%	250%	100%	—
(2)	The fair value of the vested awards is determined by multiplying the number of shares vested by the share price on the date of vesting.

Non-PEO NEO Average Total Compensation Amount			$ 1,951,847	1,200,340	1,199,495	1,074,101
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,667,806	150,606	1,698,313	219,131
Adjustment to Non-PEO NEO Compensation Footnote

The table below summarizes the adjustments made to the total compensation as reported in the Summary Compensation Table included in the Executive Compensation section of this Proxy Statement to determine the total actual compensation paid to the CEO and average Non-CEO NEOs for the years indicated as reported in the table above.

	2023
Adjustments To Total Compensation	CEO	Average Non-CEO NEOs
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for year indicated	$(2,300,000)	$(587,000)
Increase based on ASC 718 Fair Value of awards granted during year indicated that remain unvested as of the end of the indicated year (1)	9,656,269	2,464,434
Increase for awards granted during prior year(s) that were outstanding and unvested as of end of the indicated year, determined based on change in ASC 718 Fair Value from the end of the prior year to the end of the indicated year (1)	4,431,880	1,131,074
Increase for awards granted during a prior year that vested during the indicated year, determined based on change in ASC 718 Fair Value from the end of the prior year to the vesting date (2)	2,775,019	707,451
Total adjustments	$14,563,168	$3,715,959
(1)	The fair value of the unvested performance share awards at the end of each fiscal year reflected in the table above is determined using the Company’s estimated achievement of the performance objectives at the end of the indicated year. The Company’s assumption for the each of the performance share grants in the year indicated is shown in the table below.

	Performance Period
Performance Share Performance Assumptions	2022	2023	2024	2025
2023 Performance Share Grant	—	250%	100%	100%
2022 Performance Share Grant	250%	250%	100%	—
(2)	The fair value of the vested awards is determined by multiplying the number of shares vested by the share price on the date of vesting.

Compensation Actually Paid vs. Total Shareholder Return			Relationship between Compensation Actually Paid and Total Shareholder Return
Compensation Actually Paid vs. Net Income			Relationship between Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure			Relationship between Compensation Actually Paid and Adjusted EBITDA
Total Shareholder Return Vs Peer Group			Relationship between Compensation Actually Paid and Total Shareholder Return
Tabular List, Table

The Company considers the financial performance measures in the table below to be the most important financial performance measures used to link compensation actually paid to the Named Executives to company performance during for 2023.

Financial Performance Measures
Adjusted EBITDA
Free Cash Flow
Adjusted Pre-Tax Earnings

Total Shareholder Return Amount			$ 81.05	25.63	61.02	62.59
Peer Group Total Shareholder Return Amount			168.12	140.02	165.47	130.86
Net Income (Loss)			$ 34,342	$ 72,953	$ 111,910	$ (8,515)
Company Selected Measure Amount			731,965	656,419	785,421	694,489
PEO Name			Russell A. Childs
2022 Performance Share Grant		100.00%	250.00%	250.00%
2023 Performance Share Grant	100.00%	100.00%	250.00%
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description			Although we use numerous financial performance measures for the purpose of evaluating Company performance for the compensation of the Named Executives, we have determined that adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link Company performance and Named Executive compensation for the most recently completed fiscal year. The amounts in this column represent the Company’s adjusted EBITDA for the indicated years. (Adjusted EBTIDA is a non-GAAP measure. See Appendix A to this proxy statement on page 90 for a reconciliation of adjusted EBITDA for each of the fiscal years ending December 31, 2020, 2021, 2022 and 2023 to the most directly comparable financial measure for each such year prepared in accordance with GAAP.)
Measure:: 2
Pay vs Performance Disclosure
Name			Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Pre-Tax Earnings
PEO | Total adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 14,563,168
PEO | Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for year indicated
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,300,000)
PEO | Increase based on ASC 718 Fair Value of awards granted during year indicated that remain unvested as of the end of the indicated year (1)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,656,269
PEO | Increase for awards granted during prior year(s) that were outstanding and unvested as of end of the indicated year, determined based on change in ASC 718 Fair Value from the end of the prior year to the end of the indicated year (1)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,431,880
PEO | Increase for awards granted during a prior year that vested during the indicated year, determined based on change in ASC 718 Fair Value from the end of the prior year to the vesting date (2)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,775,019
Non-PEO NEO | Total adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,715,959
Non-PEO NEO | Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for year indicated
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(587,000)
Non-PEO NEO | Increase based on ASC 718 Fair Value of awards granted during year indicated that remain unvested as of the end of the indicated year (1)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,464,434
Non-PEO NEO | Increase for awards granted during prior year(s) that were outstanding and unvested as of end of the indicated year, determined based on change in ASC 718 Fair Value from the end of the prior year to the end of the indicated year (1)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,131,074
Non-PEO NEO | Increase for awards granted during a prior year that vested during the indicated year, determined based on change in ASC 718 Fair Value from the end of the prior year to the vesting date (2)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 707,451